Statement of consolidated cash flow - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of cash flows [abstract]
Loss before income tax	R$ (2,845)	R$ (17,733)	R$ (6,192)
Adjustments for:
Depreciation and amortization	4,673	4,950	5,206
Results from equity-accounted investees	(9)	21	(7)
Interest and foreign exchange gain	1,115	17,555	2,683
Provisions, net	431	178	(195)
Industrial transformation in Alagoas	781
Provision - geological event in Alagoas	320	2,123	2,307
Gain on the sale of subsidiary Cetrel	(24)	(424)
Loss (reversal) for impairment of trade accounts receivable and others	125	(108)	83
PIS and COFINS credits	(3,825)
Impairment Braskem Idesa	1,446
Provision for impairment and loss on sale of property, plant and equipment	(6)	212	196
Adjustments for reconciliation of profit	2,182	6,774	4,081
Changes in operating working capital
Financial investments	614	3,325	(2,279)
Trade accounts receivable	(240)		72
Inventories	2,939	(181)	1,811
Taxes recoverable	1,181	183	282
Other receivables	(613)	426	(216)
Trade payables	(2,343)	384	1,950
Taxes payable	(177)	(311)	(209)
Sundry provisions	(246)	(679)	(476)
Geological event in Alagoas	(2,594)	(2,052)	(2,686)
Other payables	(261)	(538)	(186)
Cash generated from operating activities	442	7,331	2,144
Interest paid	(4,427)	(4,261)	(3,550)
Income taxes paid	(215)	(635)	(866)
Net cash generated from (used in) operating activities	(4,200)	2,435	(2,272)
Proceeds from the sale of fixed and intangible assets		56	72
Proceeds from the sale of subsidiaries	171	203
Dividends received	31	17	11
Additions to investments	(47)		(78)
Acquisitions to property, plant and equipment and intangible assets	(3,092)	(3,761)	(4,530)
Acquisitions to right of use under construction	(39)
Financial investments	(79)
Proceeds from sale of investment fund units	108
Net cash (used) in investing activities	(2,947)	(3,485)	(4,525)
Short-term and Long-term debt
Issued	5,453	5,617	10,991
Payments	(1,685)	(4,994)	(2,155)
Braskem Idesa borrowings
Issued	972	1,094	1,233
Payments	(670)	(276)	(576)
Lease	(873)	(1,004)	(1,209)
Dividends paid		(6)	(7)
Proceeds from the sale of investments of non-controlling interest			316
Proceeds from non-controlling capital contributions	(22)	38	280
Net cash generated from financing activities	3,175	469	8,873
Exchange variation on cash of foreign subsidiaries	(513)	1,380	(355)
Increase (decrease) in cash and cash equivalents	(4,485)	799	1,721
Represented by
Cash and cash equivalents at the beginning of the year	14,986	14,187	12,466
Cash and cash equivalents at the end of the year	10,501	14,986	14,187
Increase (decrease) in cash and cash equivalents	R$ (4,485)	R$ 799	R$ 1,721